Segment Information - Schedule of Key Financial Performance Measures of the Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Information [Line Items]
Total revenues	$ 28,048	$ 2,819	$ 4,291
Allowance for credit losses	(453)	502	(854)
Employee benefits expenses	(8,964)	(2,290)	(5,043)
AI cloud service costs	21,293
Total expenses	(41,052)	(10,951)	(8,721)
Interest income	7	46	29
Other income (expenses)	(321)	16	3
Share of results of an associate	30	(54)	(3)
Total other income (expenses), net	(284)	(387)	29
Income (loss) before income tax expense	(13,288)	(8,519)	(4,401)
Total assets	50,706	12,308
Total liabilities	(25,595)	(7,577)
Operating Segments [Member]
Segment Information [Line Items]
Revenues- excluding related party income	27,455	2,164	3,420
Total revenues	28,048	2,819	4,291
Marketing and promotion expenses	(863)	(1,006)	(927)
Commission and handling expenses	(501)	(474)	(15)
Allowance for credit losses	(453)	502	(854)
Employee benefits expenses	(8,964)	(2,290)	(5,043)
AI cloud service costs	(21,293)
General and administrative expenses	(8,978)	(7,683)	(1,882)
Total expenses	(41,052)	(10,951)	(8,721)
Interest income	7	41	29
Other income (expenses)	(321)	(374)	3
Share of results of an associate	30	(54)	(3)
Total other income (expenses), net	(284)	(387)	29
Income (loss) before income tax expense	(13,288)	(8,519)	(4,401)
Total assets	50,706	12,308	15,401
Total liabilities	(25,595)	(7,577)	(6,477)
Net assets	25,111	4,731	8,924
Related Party [Member] | Operating Segments [Member]
Segment Information [Line Items]
Revenues- related party income	593	655	871
Corporate [Member]
Segment Information [Line Items]
Revenues- excluding related party income
Total revenues
Marketing and promotion expenses	(799)	(1,006)	(927)
Commission and handling expenses	(84)
Allowance for credit losses		410	(410)
Employee benefits expenses	(3,352)	(2,290)	(5,043)
AI cloud service costs
General and administrative expenses	(3,779)	(6,549)	(1,547)
Total expenses	(8,014)	(9,435)	(7,927)
Interest income	1	41	29
Other income (expenses)	(379)	(374)	3
Share of results of an associate		(54)	(3)
Total other income (expenses), net	(348)	(387)	29
Income (loss) before income tax expense	(8,362)	(9,822)	(7,898)
Total assets	20,226	11,960	6,685
Total liabilities	(8,412)	(2,453)	(1,341)
Net assets	11,814	9,507	5,344
Corporate [Member] | Related Party [Member]
Segment Information [Line Items]
Revenues- related party income
Digital Asset Tokens Segment [Member]
Segment Information [Line Items]
Revenues- excluding related party income	5,251	2,164	3,420
Total revenues	5,844	2,819	4,291
Marketing and promotion expenses	(23)
Commission and handling expenses	(417)	(474)	(15)
Allowance for credit losses	(100)	92	(444)
Employee benefits expenses	(3,731)
AI cloud service costs
General and administrative expenses	(1,386)	(1,134)	(335)
Total expenses	(5,657)	(1,516)	(794)
Interest income	6
Other income (expenses)	23
Share of results of an associate
Total other income (expenses), net	29
Income (loss) before income tax expense	216	1,303	3,497
Total assets	9,874	348	8,716
Total liabilities	(5,924)	(5,124)	(5,136)
Net assets	3,950	(4,776)	3,580
Digital Asset Tokens Segment [Member] | Related Party [Member]
Segment Information [Line Items]
Revenues- related party income	593	655	871
AI Tokens segment [Member]
Segment Information [Line Items]
Revenues- excluding related party income	22,204
Total revenues	22,204
Marketing and promotion expenses	(41)
Commission and handling expenses
Allowance for credit losses	(353)
Employee benefits expenses	(1,881)
AI cloud service costs	(21,293)
General and administrative expenses	(3,813)
Total expenses	(27,381)
Interest income
Other income (expenses)	35
Share of results of an associate
Total other income (expenses), net	35
Income (loss) before income tax expense	(5,142)
Total assets	20,606
Total liabilities	(11,259)
Net assets	9,347
AI Tokens segment [Member] | Related Party [Member]
Segment Information [Line Items]
Revenues- related party income